Summary of Significant Accounting Policies (Tables)	12 Months Ended
Oct. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rate Used for the Translation	Exchange rate used for the translation as follows:
US$ to RMB	Period End	Average
October 31, 2024	7.1178	7.1855
October 31, 2023	7.2882	7.0560
October 31, 2022	7.3003	6.6105

Schedule of Property and Equipment	Property and equipment are depreciated on a straight-line basis over the following periods:
Office furniture	5 years
Motor vehicle	4 years
Office equipment	2.5-5 years
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives